Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Item 402(v) of
Regulation S-K, we
are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the applicable years. Note that for our Named Executive Officers (each an “NEO”) other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (1)	Compensation Actually Paid to Second PEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (1) (2)	Value of Initial Fixed $100 Investment Based On:		Net Loss (in thousands)	Adjusted EBITDA (in thousands)
							Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	N/A	2,548,319	N/A	1,886,664	915,480	899,231	58.45	102.76	(20,145)	206,233
2021	7,234,574	8,123,233	8,207,367	16,199,112	2,713,792	3,627,261	46.26	63.42	(131,891)	125,940
2020	3,973,463	N/A	736,558	N/A	880,505	641,151	53.00	56.62	(307,045)	100,186

(1)	The PEO and the non-PEO NEOs for each year are as follows:

(i)	2022: Mr. Jardon , Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(ii)	2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

(iii)	2020: Mr. Kearney, First PEO; Messrs. Russell, Lakey and Symington and Ms. Cougle, NEOs

(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
First PEO (Kearney) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP

		(i)			(ii)	(iii)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
2020	709,637	354,825	12,825	3,973,463	(2,896,176)	(340,729)	736,558
Second PEO (Jardon) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP

		(i)			(ii)	(iii)
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP

		(i)			(ii)	(iii)
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261
2020	345,357	151,244	5,332	880,505	(378,573)	139,219	641,151

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below.

Supplemental
Second PEO (Jardon) Equity Component of CAP for FY 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value of Prior Years’ Awards Unvested at 12/31/2022	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP
RSU	—	427,374	—	427,374
PRSU	—	(477,235)	—	(477,235)
Option	—	(813,375)	201,581	(611,794)
Total	—	(863,235)	201,581	(661,655)
Average Non-PEO NEOs Equity Component of CAP for FY 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value of Prior Years’ Awards Unvested at 12/31/2022	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP
RSU	—	205,587	1,581	207,169
PRSU	—	(110,992)	1,355	(109,636)
Option	—	(130,551)	16,770	(113,781)
Total	—	(35,955)	19,707	(16,248)

(3)	The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and the non-PEO NEOs for each year are as follows:

(i)	2022: Mr. Jardon , Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(ii)	2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

(iii)	2020: Mr. Kearney, First PEO; Messrs. Russell, Lakey and Symington and Ms. Cougle, NEOs

Peer Group Issuers, Footnote [Text Block]	The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
First PEO (Kearney) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP

		(i)			(ii)	(iii)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
2020	709,637	354,825	12,825	3,973,463	(2,896,176)	(340,729)	736,558
Second PEO (Jardon) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP

		(i)			(ii)	(iii)
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below.

Supplemental
Second PEO (Jardon) Equity Component of CAP for FY 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value of Prior Years’ Awards Unvested at 12/31/2022	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP
RSU	—	427,374	—	427,374
PRSU	—	(477,235)	—	(477,235)
Option	—	(813,375)	201,581	(611,794)
Total	—	(863,235)	201,581	(661,655)

Non-PEO NEO Average Total Compensation Amount	$ 915,480	$ 2,713,792	$ 880,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 899,231	3,627,261	641,151
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP

		(i)			(ii)	(iii)
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261
2020	345,357	151,244	5,332	880,505	(378,573)	139,219	641,151

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below.

Supplemental
Average Non-PEO NEOs Equity Component of CAP for FY 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value of Prior Years’ Awards Unvested at 12/31/2022	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP
RSU	—	205,587	1,581	207,169
PRSU	—	(110,992)	1,355	(109,636)
Option	—	(130,551)	16,770	(113,781)
Total	—	(35,955)	19,707	(16,248)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph compares the compensation actually paid to our PE
O
(s), the average of the compensation actually paid to our remaining NEOs and the TSR performance of our common units with the TSR performance of our peer group. The TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid Versus TSR ($)

	12/31/20	12/31/21	12/31/22

Compensation Actually Paid to First PEO	736,558	8,207,367	—

Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664

Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231

TSR	53.00	46.26	58.45

Peer Group TSR	56.62	63.42	102.76

Compensation Actually Paid vs. Net Income [Text Block]
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and our Net Loss.

Compensation Actually Paid Versus Net Loss ($)

	12/31/20	12/31/21	12/31/22

Compensation Actually Paid to First PEO	736,558	8,207,367	—

Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664

Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231

Net Loss (in thousands)	(307,045)	(131,891)	(20,145)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and our Adjusted
E
BITDA.

Compensation Actually Paid Versus Adjusted EBITDA ($)

	12/31/20	12/31/21	12/31/22

Compensation Actually Paid to First PEO	736,558	8,207,367	—

Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664

Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231

Adjusted EBITDA (in thousands)	100,186	125,940	206,233

Tabular List [Table Text Block]
Narrative Disclosure to Pay Versus Performance Table
For the fiscal year ending December 31, 2022, the Company used two financial performance measures to link compensation actually paid to our NEOs to company performance under its annual cash incentive program: Adjusted
EBITDA
and Adjusted EBITDA minus Capex. In addition to these financial performance measures, the Company also used Total Recordable Case Frequency as a non-financial
performance measure under its annual cash incentive program. The Company did not grant equity awards to its NEOs in 2022, but in future years, expects to grant PRSUs with payouts based on TSR as a financial performance measure.

Important Performance Measures for 2022

Adjusted EBITDA

Adjusted EBITDA minus Capex

Total Recordable Case Frequency

Total Shareholder Return Amount	$ 58.45	46.26	53
Peer Group Total Shareholder Return Amount	102.76	63.42	56.62
Net Income (Loss)	$ (20,145,000)	$ (131,891,000)	$ (307,045,000)
Company Selected Measure Amount	206,233	125,940	100,186
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA minus Capex
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Recordable Case Frequency
Kearney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 7,234,574	$ 3,973,463
PEO Actually Paid Compensation Amount		8,207,367	736,558
Non-PEO NEO Average Total Compensation Amount		$ 8,207,367	$ 736,558
PEO Name		Mr. Kearney	Mr. Kearney
Jardon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,548,319	$ 8,123,233
PEO Actually Paid Compensation Amount	1,886,664	16,199,112
Non-PEO NEO Average Total Compensation Amount	$ 1,886,664	$ 16,199,112
PEO Name	Mr. Jardon	Mr. Jardon
PEO [Member] | Change in Value of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 427,374
PEO [Member] | Change in Value of Prior Years Awards Unvested PRSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(477,235)
PEO [Member] | Change in Value of Prior Years Awards Unvested Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(813,375)
PEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(863,235)
PEO [Member] | Change in Value of Prior Years Awards That Vested Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	201,581
PEO [Member] | Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	201,581
PEO [Member] | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	427,374
PEO [Member] | Equity Value Included in CAP PRSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(477,235)
PEO [Member] | Equity Value Included in CAP Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(611,794)
PEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(661,655)
PEO [Member] | Kearney [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 471,765	$ 709,637
PEO [Member] | Kearney [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			354,825
PEO [Member] | Kearney [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,643,750	12,825
PEO [Member] | Kearney [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,119,059)	(2,896,176)
PEO [Member] | Kearney [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,091,852	(340,729)
PEO [Member] | Jardon [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,000,000	1,149,618
PEO [Member] | Jardon [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,117,500	1,008,900
PEO [Member] | Jardon [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	430,819	12,000
PEO [Member] | Jardon [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,952,714)
PEO [Member] | Jardon [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(661,655)	14,028,593
Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,328	406,922	345,357
Non-PEO NEO [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	398,123	242,138	151,244
Non-PEO NEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,029	634,634	5,332
Non-PEO NEO [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,430,265)	(378,573)
Non-PEO NEO [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,248)	$ 2,343,734	$ 139,219
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,587
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested PRSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(110,992)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(130,551)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,955)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,581
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested PRSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,355
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,770
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,707
Non-PEO NEO [Member] | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	207,169
Non-PEO NEO [Member] | Equity Value Included in CAP PRSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,636)
Non-PEO NEO [Member] | Equity Value Included in CAP Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,781)
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,248)